Income Taxes - Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Deferred tax valuation allowance:
At January 1	$ 31,662	$ 20,145
Charged to consolidated statements of operations	10,231	3,881
Utilization of previously unrecognized tax losses	(2)	(97)
Others	259	(965)
Exchange differences	264	280
As at June 30	$ 42,414	$ 23,244